Schedule of Investments (unaudited) March 31, 2024	BlackRock Short-Term Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Alabama — 12.4%
Black Belt Energy Gas District, RB 3.99%, 10/01/52(a)	$4,000	$3,851,517
4.00%, 10/01/52(a)	8,485	8,517,074
Series A, 5.00%, 09/01/25	150	152,007
Series A, 5.00%, 09/01/26	250	256,245
Series A, 5.00%, 09/01/27	225	232,762
Series A, 5.00%, 09/01/28	250	260,568
Series A, 5.00%, 09/01/29	250	262,068
Series A, 5.00%, 09/01/30	350	368,575
Series A, 5.25%, 01/01/54(a)	2,000	2,143,399
Series C-1, 5.25%, 02/01/53(a)	3,570	3,774,706
Series F, 5.25%, 12/01/26	5,140	5,279,388
Black Belt Energy Gas District, Refunding RB(a)
Series D-1, 5.50%, 06/01/49	2,580	2,741,097
Series D2, 4.96%, 07/01/52	2,650	2,675,670
Columbia Industrial Development Board, Refunding RB, 4.82%, 12/01/37(a)	5,000	5,000,000
County of Jefferson Alabama Sewer Revenue, Refunding RB, 5.00%, 10/01/25	1,500	1,531,198
Southeast Energy Authority A Cooperative District, RB
Series A, 5.25%, 01/01/54(a)	10,700	11,350,028
Series A-1, 5.00%, 12/01/26	1,000	1,028,223
Series B, 5.00%, 01/01/54(a)	10,000	10,608,307
Series B-1, 5.00%, 05/01/53(a)	2,500	2,592,319

		62,625,151

Arizona — 1.9%
Arizona Health Facilities Authority, RB, Series B, 3.89%, 01/01/46(a)	4,975	4,932,919
Chandler Industrial Development Authority, RB, Series 2, AMT, 5.00%, 09/01/52(a)	2,925	3,009,631
Salt Verde Financial Corp., RB, 5.50%, 12/01/29	1,475	1,591,867

		9,534,417

California — 1.5%
California Community Choice Financing Authority, RB, Sustainability Bonds, 5.51%, 12/01/53(a)	7,000	7,121,799
Norman Y Mineta San Jose International Airport SJC, Refunding RB, Series A, AMT, 5.00%, 03/01/26	250	257,051

		7,378,850

Colorado — 1.0%
Colorado Health Facilities Authority, RB, Series B-2, 5.00%, 08/01/49(a)	4,500	4,635,531
Regional Transportation District, Refunding RB, Series A, 3.00%, 01/15/26	610	601,883

		5,237,414

Connecticut — 1.3%
Connecticut Housing Finance Authority, Refunding RB, S/F Housing
Series D-1, Sustainability Bonds, 5.00%, 11/15/26	555	579,542
Series D-1, Sustainability Bonds, 5.00%, 05/15/27	655	689,404
Series D-1, Sustainability Bonds, 5.00%, 11/15/27	450	477,349

Security	Par (000)	Value

Connecticut (continued)
Connecticut State Health & Educational Facilities Authority, Refunding RB, Series L-1, 4.00%, 07/01/24	$650	$649,632
State of Connecticut, GO, Series A, 4.63%, 03/01/25(a)	4,155	4,184,774

		6,580,701

Delaware(a) — 1.8%
Delaware State Economic Development Authority,
Refunding RB, Series B, 1.25%, 10/01/40	8,000	7,551,863
University of Delaware, Refunding RB, 3.95%, 11/01/35	1,500	1,500,000

		9,051,863

District of Columbia — 0.2%
Metropolitan Washington Airports Authority Aviation Revenue, Refunding ARB, Series A, AMT, 5.00%, 10/01/27	1,000	1,004,343

Florida — 1.9%
County of Broward Florida Airport System Revenue, ARB, Series A, AMT, 5.00%, 10/01/28	3,000	3,054,210
County of Miami-Dade Florida Aviation Revenue, Refunding RB, Series A, AMT, 5.00%, 10/01/28	2,350	2,358,564
Greater Orlando Aviation Authority, ARB, Series A, AMT, 5.00%, 10/01/30	1,335	1,446,544
Miami-Dade County Expressway Authority, Refunding RB, Series B, 5.00%, 07/01/30	410	411,606
School Board of Miami-Dade County, Refunding COP, Series D, 5.00%, 11/01/27	2,110	2,124,105

		9,395,029

Georgia(a) — 3.5%
Development Authority of Burke County, RB, 3.38%, 11/01/48	2,000	1,994,349
Main Street Natural Gas, Inc., RB
Series A, 5.00%, 06/01/53	5,000	5,279,095
Series B, 5.00%, 07/01/53	10,045	10,649,847

		17,923,291

Guam — 0.5%
Guam Power Authority, Refunding RB, Series A, 5.00%, 10/01/25	2,500	2,533,845

Illinois — 4.6%
Chicago O’Hare International Airport, Refunding RB, Series C, Senior Lien, 5.00%, 01/01/30	1,320	1,363,281
Chicago Transit Authority Capital Grant Receipts Revenue, Refunding RB
5.00%, 06/01/27	1,250	1,307,879
5.00%, 06/01/28	2,730	2,907,512
City of Chicago Illinois Waterworks Revenue, Refunding RB,
Series B, 2nd Lien, 5.00%, 11/01/24	1,185	1,192,194
City of Chicago Illinois, Refunding GO, Series A, 5.00%, 01/01/26	575	588,391
Illinois Finance Authority, Refunding RB, Series B, 4.34%, 05/01/42(a)	1,000	979,029
Illinois Housing Development Authority, RB, S/F Housing
Series G, Sustainability Bonds, (FHLMC, FNMA, GNMA), 5.50%, 04/01/28	300	324,952
Series G, Sustainability Bonds, (FHLMC, FNMA, GNMA), 5.50%, 10/01/28	250	273,099

S C H E D U L E O F I N V E S T M E N T S	1

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Short-Term Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Illinois (continued)
Illinois Housing Development Authority, RB, S/F Housing (continued)
Series G, Sustainability Bonds, (FHLMC, FNMA, GNMA), 5.50%, 04/01/29	$355	$390,970
Series G, Sustainability Bonds, (FHLMC, FNMA, GNMA), 5.50%, 10/01/29	375	415,584
Series G, Sustainability Bonds, (FHLMC, FNMA, GNMA), 3.50%, 10/01/54(a)	4,300	4,298,925
State of Illinois, GO
Series D, 5.00%, 11/01/27	2,830	2,998,556
Series D, 5.00%, 11/01/28	2,380	2,525,276
State of Illinois, Refunding GO, Series D, 5.00%, 07/01/24	3,750	3,760,952

		23,326,600

Indiana — 1.0%
City of Whiting Indiana, Refunding RB, AMT, 5.00%, 12/01/44(a)	5,010	5,084,461

Kansas(a) — 4.7%
City of Burlington Kansas, Refunding RB
Series A, 3.90%, 09/01/35	18,000	18,000,000
Series B, 3.90%, 09/01/35	6,000	6,000,000

		24,000,000

Louisiana — 9.7%
Lake Charles Harbor & Terminal District, RB, AMT, 1.00%, 12/01/51(a)	13,515	13,234,430
Louisiana Public Facilities Authority, RB, 5.00%, 10/01/43(a)(b)	10,000	10,111,039
Louisiana Public Facilities Authority, Refunding RB, 5.00%, 05/15/28	855	893,316
Parish of St James Louisiana, RB, Series A-1, 4.01%, 11/01/40(a)	24,700	24,700,000

		48,938,785

Maryland — 0.8%
Maryland Health & Higher Educational Facilities Authority, Refunding RB, Series D, 4.50%, 07/01/41(a)	4,000	4,000,000

Massachusetts — 1.2%
Massachusetts Educational Financing Authority, RB
AMT, 5.00%, 07/01/26	2,265	2,321,000
Series B, AMT, 5.00%, 07/01/26	1,250	1,280,905
Massachusetts Housing Finance Agency, RB, M/F Housing
Series A-2, Sustainability Bonds, 0.45%, 12/01/24	1,500	1,466,550
Series C2, Sustainability Bonds, 4.00%, 12/01/27	1,250	1,263,079

		6,331,534

Michigan — 4.0%
Michigan Finance Authority, RB, 4.49%, 12/01/39(a)	6,115	6,108,800
Michigan Finance Authority, Refunding RB 4.39%, 04/15/47(a)	3,150	3,143,401
Series D-1, 0.55%, 10/15/24	1,300	1,276,974
Michigan State Housing Development Authority, RB, M/F Housing
Series A, 0.55%, 04/01/25	975	940,910
Series A-1, 0.65%, 10/01/24	460	452,387
Michigan Strategic Fund, RB 0.58%, 08/01/27(a)	1,600	1,580,849

Security	Par (000)	Value

Michigan (continued)
Michigan Strategic Fund, RB (continued)
AMT, 5.00%, 06/30/29	$6,015	$6,273,424
Mona Shores Public Schools, GO, Series II, (Q-SBLF), 4.00%, 05/01/24	500	500,153

		20,276,898

Minnesota — 0.6%
Hastings Independent School District No. 200, GO, CAB, Series A, 0.00%, 02/01/26(c)	1,040	981,543
Minnesota Housing Finance Agency, RB, S/F Housing
Series E, AMT, Sustainability Bonds, 0.70%, 01/01/25	800	774,384
Series E, AMT, Sustainability Bonds, 0.90%, 01/01/26	790	736,831
Series E, AMT, Sustainability Bonds, 1.10%, 01/01/27	585	528,821

		3,021,579

Missouri — 1.0%
County of Greene Missouri, COP, Series A, 4.00%, 03/01/25	400	402,297
Kansas City Industrial Development Authority, ARB, AMT, 5.00%, 03/01/30	4,200	4,441,108

		4,843,405

Nebraska — 1.2%
County of Douglas Nebraska, Refunding RB, 4.17%, 07/01/35(a)	5,885	5,741,308
Omaha School District, Refunding GO, 5.00%, 06/15/24	460	461,390

		6,202,698

Nevada — 1.7%
Clark County Water Reclamation District, Refunding GO, 5.00%, 07/01/24	435	436,649
County of Clark Nevada, Refunding GO, Series A, 5.00%, 07/01/24	350	351,286
County of Clark Nevada, Refunding RB, Series B, 5.00%, 07/01/24	545	546,976
County of Washoe Nevada, Refunding RB(a)
Series C3, 4.13%, 03/01/36	2,000	2,024,920
Series F, 4.13%, 03/01/36	5,000	5,062,232

		8,422,063

New Hampshire — 0.8%
New Hampshire Business Finance Authority, Refunding RB, Class A, AMT, 4.02%, 10/01/33(a)	4,050	4,029,986

New Jersey — 5.2%
New Jersey Economic Development Authority, RB, 5.00%, 06/15/29	1,000	1,101,073
New Jersey Economic Development Authority, Refunding RB
Series B, 5.00%, 11/01/26	10,620	11,081,045
Series RRR, 5.00%, 03/01/28	6,000	6,429,689
New Jersey Transportation Trust Fund Authority, RB, Series BB, 5.00%, 06/15/29	1,570	1,711,890
New Jersey Transportation Trust Fund Authority, Refunding RB, Series AA, 5.00%, 06/15/25	1,875	1,906,791
Township of Cranford New Jersey, Refunding GO, 5.00%, 06/20/24	4,000	4,008,484

		26,238,972

2

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Short-Term Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Mexico — 0.6%
New Mexico Educational Assistance Foundation, Refunding
RB, Series 1A, AMT, 5.00%, 09/01/27	$2,000	$2,100,895
New Mexico Mortgage Finance Authority, RB, M/F Housing, 5.00%, 02/01/42(a)	1,030	1,040,452

		3,141,347

New York — 10.5%
Catskill Central School District, GO, (SAW), 5.00%, 06/28/24	1,570	1,576,490
City of New York, GO(a)
Sub-Series B, Class B4, 4.45%, 10/01/46	1,600	1,600,000
Sub-Series F-5, 4.45%, 06/01/44	7,000	7,000,000
Genesee County Funding Corp., Refunding RB
Series A, 5.00%, 12/01/24	400	400,973
Series A, 5.00%, 12/01/25	200	201,815
Metropolitan Transportation Authority, Refunding RB
Series D, 5.00%, 11/15/27	4,630	4,834,673
Series B, Sustainability Bonds, 5.00%, 11/15/28	1,250	1,368,743
Mount Pleasant Central School District, Refunding GO, (SAW), 5.00%, 06/28/24	4,000	4,016,526
New York City Housing Development Corp., RB, M/F Housing(a)
Seires A-2, 3.70%, 05/01/63	5,000	4,978,519
Series E-2, Sustainability Bonds, 3.80%, 11/01/63	1,000	996,057
New York City Housing Development Corp., Refunding RB, 1.05%, 05/01/28	1,000	892,282
New York City Municipal Water Finance Authority, RB, Series BB-2, 4.45%, 06/15/53(a)	8,200	8,200,000
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, Class B4, 4.55%, 08/01/42(a)	1,700	1,700,000
New York Transportation Development Corp., ARB, AMT, 5.00%, 07/01/30	995	997,533
New York Transportation Development Corp., Refunding RB, Series A, AMT, 5.00%, 12/01/25	1,000	1,013,810
Port Authority of New York & New Jersey, Refunding ARB, Series 207, AMT, 5.00%, 09/15/29	1,000	1,060,166
Port Authority of New York & New Jersey, Refunding RB, Series 227, AMT, 3.00%, 10/01/27	1,230	1,215,883
State of New York Mortgage Agency Homeowner Mortgage Revenue, RB, S/F Housing, Series 212, AMT, 2.95%, 04/01/25	600	591,617
State of New York Mortgage Agency Homeowner Mortgage Revenue, Refunding RB, S/F Housing
AMT, Sustainability Bonds, 0.65%, 04/01/24	705	704,742
AMT, Sustainability Bonds, 0.75%, 10/01/24	830	815,039
AMT, Sustainability Bonds, 0.88%, 04/01/25	1,710	1,643,117
Triborough Bridge & Tunnel Authority, Refunding RB, Series E2A, Sustainability Bonds, 4.61%, 04/01/26(a)	7,500	7,513,287

		53,321,272

Ohio — 2.6%
Ohio Air Quality Development Authority, Refunding RB(a) 4.00%, 09/01/30	4,120	4,156,923
Series A, AMT, 4.25%, 11/01/39	3,200	3,230,431
Ohio Higher Educational Facility Commission, Refunding RB, Series B, 3.87%, 12/01/42(a)	5,335	5,248,398
State of Ohio, Refunding GO, Series B, 5.00%, 08/01/24	775	779,019

		13,414,771

Security	Par (000)	Value

Oregon — 0.4%
City of Hermiston Oregon, GO, 4.00%, 06/01/24	$345	$345,216
Port of Portland Oregon Airport Revenue, Refunding ARB, Series 28, AMT, 5.00%, 07/01/30	1,580	1,728,166

		2,073,382

Pennsylvania — 5.7%
Allegheny County Hospital Development Authority, RB, Series D2, 4.22%, 11/15/26(a)	3,850	3,842,129
City of Philadelphia Pennsylvania Airport Revenue, Refunding RB, Series C, AMT, 5.00%, 07/01/28	1,000	1,058,527
Muhlenberg School District, Refunding GO, (SAW), 4.00%, 05/15/24	200	200,130
Pennsylvania Economic Development Financing Authority, RB, Class A, AMT, 4.04%, 06/01/41(a)	5,000	4,977,984
Pennsylvania Economic Development Financing Authority, Refunding RB(a) 4.75%, 12/01/37	6,200	6,200,000
Class B, 4.75%, 12/01/38	5,000	5,000,000
Pennsylvania Higher Education Assistance Agency, RB, Series A, AMT, 5.00%, 06/01/28	1,925	2,018,209
Pennsylvania Housing Finance Agency, RB, S/F Housing
Series 137, Sustainability Bonds, 5.00%, 04/01/27	240	251,981
Series 137, Sustainability Bonds, 5.00%, 10/01/27	225	238,046
Series 137, Sustainability Bonds, 5.00%, 04/01/28	250	266,485
School District of Philadelphia, GO
Series A, (SAW), 5.00%, 09/01/24	555	557,911
Series A, (SAW), 5.00%, 09/01/29	1,350	1,479,157
School District of Philadelphia, Refunding GO, Series A, (NPFGC SAW), 5.00%, 06/01/25	2,400	2,441,039
State Public School Building Authority, Refunding RB, Series A, (AGM SAW), 5.00%, 06/01/24	500	501,092

		29,032,690

Rhode Island — 0.6%
Rhode Island Student Loan Authority, RB
Series A, AMT, 5.00%, 12/01/27	1,600	1,672,156
Series A, AMT, 5.00%, 12/01/28	1,515	1,605,321

		3,277,477

South Carolina — 0.2%
South Carolina Public Service Authority, Refunding RB, Series A, 5.00%, 12/01/28	1,000	1,014,190

South Dakota — 0.0%
South Dakota Health & Educational Facilities Authority, Refunding RB, Series A, 5.00%, 09/01/24	250	251,405

Tennessee — 1.0%
Johnson City Health & Educational Facilities Board, Refunding RB
Series A, 5.00%, 07/01/24	1,190	1,193,581
Series A, 5.00%, 07/01/25	1,000	1,017,103
New Memphis Arena Public Building Authority, RB, CAB, Convertible, 0.00%, 04/01/27(d)	1,855	1,762,490
Tennessee Energy Acquisition Corp., RB, Series A, 5.25%, 09/01/26	1,025	1,047,677

		5,020,851

Texas — 7.7%
Goose Creek Consolidated Independent School District, GO, (PSF), 2.00%, 02/15/25	1,285	1,270,050
Harris County Cultural Education Facilities Finance Corp., Refunding RB, Class B, 5.00%, 06/01/50(a)	1,500	1,606,335
Lower Colorado River Authority, Refunding RB, 5.00%, 05/15/24	850	851,491

S C H E D U L E O F I N V E S T M E N T S	3

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Short-Term Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Matagorda County Navigation District No. 1, Refunding RB Series B-1, 4.00%, 06/01/30	$1,000	$999,930
Series B-2, 4.00%, 06/01/30	1,800	1,799,874
AMT, 4.25%, 05/01/30	1,145	1,168,869
North Central Texas Housing Finance Corp., RB, M/F Housing, 0.38%, 08/01/40(a)	3,500	3,459,558
North Texas Tollway Authority, Refunding RB, Series A, 5.00%, 01/01/27	6,000	6,312,194
Pecos Barstow Toyah Independent School District, GO, (PSF), 5.00%, 02/15/29	1,200	1,296,927
Texas Municipal Gas Acquisition & Supply Corp III, Refunding RB 5.00%, 12/15/28	5,130	5,365,225
5.00%, 12/15/29	3,785	3,988,460
Texas Municipal Gas Acquisition & Supply Corp. IV, RB, Series A, 5.50%, 01/01/54(a)	8,000	8,659,761
Texas Municipal Gas Acquisition and Supply Corp. II, RB, Series C, 4.38%, 09/15/27(a)	2,500	2,493,232

		39,271,906

Virginia — 0.2%
Isle of Wight County Economic Development Authority, RB (AGM), 5.00%, 07/01/27	360	380,662
(AGM), 5.00%, 07/01/30	400	446,579

		827,241

Washington — 3.4%
County of King Washington Sewer Revenue, Refunding RB, Series A, Junior Lien, 3.87%, 01/01/40(a)	9,700	9,457,274
King County Housing Authority, Refunding RB, 3.00%, 06/01/24	225	224,651

Security	Par (000)	Value

Washington (continued)
State of Washington, GO, Series A, 0.00%, 12/01/28(c)	$1,000	$873,641
Washington Health Care Facilities Authority, Refunding RB Series B, 5.00%, 08/15/25	565	573,523
Series B, 5.00%, 08/01/49(a)	2,255	2,285,883
Series B-3, 5.00%, 08/01/49(a)	3,655	3,770,547

		17,185,519

Wisconsin — 4.0%
State of Wisconsin, GO, Series A, 4.06%, 05/01/25(a)	11,490	11,407,326
Wisconsin Health & Educational Facilities Authority, RB, 5.00%, 08/01/27(b)	1,000	1,016,695
Wisconsin Health & Educational Facilities Authority, Refunding RB, Series C-2, 3.82%, 08/15/54(a)	8,000	7,970,215

		20,394,236

Total Investments — 99.4% (Cost: $501,337,496)		504,208,172

Other Assets Less Liabilities — 0.6%		2,844,270

Net Assets — 100.0%		$507,052,442

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.
(d)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 06/30/23	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/24	Shares Held at 03/31/24	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, MuniCash, Institutional Class(a)	$69,048	$—	$(69,966	)(b)	$918	$—	$—	—	$99,118	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

4

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Short-Term Municipal Fund

Fair Value Hierarchy as of Period End (continued)

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$504,208,172	$—	$504,208,172

	$—	$504,208,172	$—	$504,208,172

Portfolio Abbreviation

AGM	Assured Guaranty Municipal Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

CAB	Capital Appreciation Bonds

COP	Certificates of Participation

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

GNMA	Government National Mortgage Association

GO	General Obligation Bonds

M/F	Multi-Family

NPFGC	National Public Finance Guarantee Corp.

PSF	Permanent School Fund

Q-SBLF	Qualified School Bond Loan Fund

RB	Revenue Bond

S/F	Single-Family

SAW	State Aid Withholding

ST	Special Tax

S C H E D U L E O F I N V E S T M E N T S	5